Segmented Reporting (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Summary of Segment Information

The accounting policies followed by the segments are the same as those described in the summary of significant accounting policies (see note 2).

Year ended December 31, 2016 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,587	4,915	—	6,502
Purchased power	—	3,427	—	3,427
Operation, maintenance and administration	410	613	20	1,043
Depreciation and amortization	390	379	—	769

Income (loss) before financing charges and income taxes	787	496	(20)	1,263

Capital investments	988	703	—	1,691

Year ended December 31, 2015 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,536	4,949	44	6,529
Purchased power	—	3,450	—	3,450
Operation, maintenance and administration	415	633	82	1,130
Depreciation and amortization	374	380	3	757

Income (loss) before financing charges and income taxes	747	486	(41)	1,192

Capital investments	943	711	8	1,662

Total Assets by Segment:

December 31 (millions of dollars)	2016	2015
Transmission	13,083	12,045
Distribution	9,393	9,200
Other	2,834	2,924

Total assets	25,310	24,169